Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	03/01/14-03/31/14
Determination Date	4/9/2014
Distribution Date	4/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$89,936,277.33
2.	Collections allocable to Principal				$6,913,077.32
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$184,022.24

5.	Pool Balance on the close of the last day of the related Collection Period				$82,839,177.77
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				14,703
7.	Initial Pool Balance				$650,000,000.99

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$36,311,277.33		$29,214,177.77
	e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
	f.	Class C Note Balance	$8,125,000.00		$8,125,000.00

	g.	Note Balance (sum a - f)	$88,311,277.33		$81,214,177.77

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.4428205		0.3562705
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000

	g.	Note Pool Factor	0.1358635		0.1249449

10.	Overcollateralization Target Amount				$1,625,000.00

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.00

12.	Weighted Average Coupon			%	9.84%
13.	Weighted Average Original Term			months	67.85
14.	Weighted Average Remaining Term			months	20.33

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$748,057.10
	b.	Liquidation Proceeds allocable to Finance Charge			$1,575.15
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$749,632.25

16.	Principal:
	a.	Collections allocable to Principal			$6,913,077.32
	b.	Liquidation Proceeds allocable to Principal			$145,482.41
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$7,058,559.73

17.	Total Finance Charge and Principal Collections (15d+16d)				$7,808,191.98
18.	Interest Income from Collection Account				$345.37
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$7,808,537.35

Available Funds

21.	Available Collections		$7,808,537.35
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$7,808,537.35

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$74,946.90
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$74,946.90

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00

	m.	Class A-4 Monthly Interest	$61,729.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$61,729.17

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$144,787.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,072.92
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount		$5,472,099.56

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))		$5,791,136.05

34.	Reserve Account Deficiency		$0.00

35.	Regular Principal Distributable Amount		$1,625,000.00

36.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

37.	Additional Servicing Fees, if any		$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$749,632.25
	b.	Total Daily Deposits of Principal Collections	$7,058,559.73
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$345.37

	e.	Total Deposits to Collection Account (sum a - d)	$7,808,537.35

40.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$74,946.90
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$7,338,689.15
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$392,401.30

	f.	Total Withdrawals from Collection Account (sum a - e)	$7,808,537.35

Note Payment Account Activity

41.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$61,729.17
	e.	Class B Interest Distribution	$144,787.50
	f.	Class C Interest Distribution	$35,072.92
	g.	Class A-1 Principal Distribution	$0.00
	h.	Class A-2 Principal Distribution	$0.00
	i.	Class A-3 Principal Distribution	$0.00
	j.	Class A-4 Principal Distribution	$7,097,099.56
	k.	Class B Principal Distribution	$0.00
	l.	Class C Principal Distribution	$0.00

	m.	Total Deposits to Note Payment Account (sum a - l)	$7,338,689.15

42.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$7,158,828.73
	e.	Class B Distribution	$144,787.50
	f.	Class C Distribution	$35,072.92

	g.	Total Withdrawals from Note Payment Account (sum a - f)	$7,338,689.15

Certificate Payment Account Activity

43.	Deposits
	a.	Excess Collections	$392,401.30
	b.	Reserve Account surplus (Ln 53)	$84.41

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$392,485.71

44.	Withdrawals
	a.	Certificateholder Distribution	$392,485.71

	b.	Total Withdrawals from Certificate Payment Account	$392,485.71

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$81,214,177.77

46.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
48.	Investment Earnings		$84.41
49.	Reserve Account Draw Amount		$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)		$1,625,084.41
51.	Deposit from Available Funds (Ln 40d)		$0.00

52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist			$84.41

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)			$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)			$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57.	Amount to be paid to Servicer from the Collection Account			$74,946.90
58.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account			$7,338,689.15
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$392,401.30
61.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$84.41
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$7,158,828.73
67.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$392,485.71

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period			$36,964.68
71.	Cumulative Net Losses			$8,180,071.61
72.	Cumulative Net Loss Percentage			1.2585%

			Number of Loans	Principal Balance
73.	Delinquency Analysis

	a.	31 to 60 days past due	385	$3,129,217.46
	b.	61 to 90 days past due	102	$823,565.44
	c.	91 or more days past due	38	$306,510.44

	d.	Total Past Due (sum a-c)	525	4,259,293.34

Servicer Covenant
74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,278,288,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer